SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE NEW YORK 10036-6522 _____ TEL: (212) 735-3000 FAX: (212) 735-2000 www.skadden.com May 06, 2013	FIRM/AFFILIATE

OFFICES

_____

BOSTON

CHICAGO

HOUSTON

LOS ANGELES

PALO ALTO

WASHINGTON, D.C.

WILMINGTON

______

BEIJING

BRUSSELS

FRANKFURT

HONG KONG

LONDON

MOSCOW

MUNICH

PARIS

SÃO PAULO

SHANGHAI

SINGAPORE

SYDNEY

TOKYO

VIA EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Attn:	Office of Filings, Information & Consumer Services

Re:	The Gabelli Dividend Growth Fund (the “Fund”)

    (File Nos. 333-80099 and 811-09377)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund does not differ from those contained in Post-Effective Amendment No. 21 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 30, 2013 (Accession # 0001193125-13-185386).

If your staff has any questions or comments concerning this filing, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

cc:	Bruce Alpert

Agnes Mullady

Sonia Kothari

Helen Robichaud

Arlene Lonergan